Note 8 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
NOTE 8- SHORT-TERM BORROWINGS

Short-term borrowings payable include securities sold under agreements to repurchase which generally mature on a one to thirty day basis, federal funds purchased, borrowings from the discount window of the Federal Reserve Bank, loans collateralized by the cash value of Company owned life insurance, and a holding company line of credit.  Information concerning short-term borrowings is summarized as follows:

(Dollars in thousands)	December 31,
	2012	2011
Balance at end of the year	$5,949	$6,850
Average balance during year	2,819	6,364
Average interest rate during year	0.24%	0.15%
Maximum month-end balance during the year	$7,500	$9,223

The Company has collateralized the repurchase agreements with securities with an aggregate cost basis and market value of $1,599,000 and $1,625,000 respectively, at December 31, 2012.